Share Capital - Summary of Changes in Warrants and Finder's Warrants (Details)		12 Months Ended
		Apr. 30, 2021 shares $ / shares	Apr. 30, 2020 shares $ / shares	Apr. 30, 2019 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, Number of warrants | shares		3,411,500	3,546,500
Exercised, Number of warrants | shares		(2,533,200)	(135,000)
Balance, Number of warrants | shares		878,300	3,411,500	3,546,500
Balance, Weighted average exercise price | $ / shares		$ 5.25	$ 5.20
Exercised, Weighted average exercise price | $ / shares		5.88	3.50
Balance, Weighted average exercise price | $ / shares		$ 3.50	$ 5.25	$ 5.20
Weighted average life remaining (years)		10 months 24 days	10 months 28 days	1 year 10 months 24 days
Finder’s Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Balance, Number of warrants | shares		81,994	83,188
Issued, Number of warrants | shares		130,111
Exercised, Number of warrants | shares		(35,217)	(1,194)
Balance, Number of warrants | shares		176,888	81,994	83,188
Balance, Weighted average exercise price | $ / shares		$ 3.50	$ 3.50
Issued, Weighted average exercise price | $ / shares	[1]	20.65
Exercised, Weighted average exercise price | $ / shares		3.50	3.50
Balance, Weighted average exercise price | $ / shares		$ 16.12	$ 3.50	$ 3.50
Weighted average life remaining (years)		3 years 9 months	1 year 10 months 24 days	2 years 10 months 28 days
Weighted average life remaining (years), Issued			4 years 9 months 7 days

[1]	US $16.81